Operating and Finance Leases (Details 4) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Operating Leases
Total lease payments	$ 260,211	$ 330,057
Less: Imputed interest	(4,043)	(7,627)
Present value of lease liabilities	256,168	322,430
Current portion	256,168	(322,430)
Non-current portion
Finance Leases
Total lease payments	57,160	60,778
Less: Imputed interest	(5,055)	(5,630)
Present value of lease liabilities	52,105	55,148
Current portion	(9,932)	(9,949)
Non-current portion	42,173	45,199
April 1, 2020 – March 31, 2021 [Member]
Finance Leases
Total lease payments	11,750
April 1, 2021 – March 31, 2022 [Member]
Finance Leases
Total lease payments	11,750
April 1, 2022 – March 31, 2023 [Member]
Finance Leases
Total lease payments	11,750
April 1, 2023 – March 31, 2024 [Member]
Finance Leases
Total lease payments	11,750
April 1, 2024 – March 31, 2025 [Member]
Finance Leases
Total lease payments	10,160
April 1, 2020 – March 31, 2021 [Member]
Operating Leases
Total lease payments	260,211
January 1, 2020 – December 31, 2020 [Member]
Finance Leases
Total lease payments		11,883
January 1, 2021 – December 31, 2021 [Member]
Finance Leases
Total lease payments		11,883
January 1, 2022 – December 31, 2022 [Member]
Finance Leases
Total lease payments		11,883
January 1, 2023 – December 31, 2023 [Member]
Finance Leases
Total lease payments		11,883
January 1, 2024 – December 31, 2024 [Member]
Finance Leases
Total lease payments		13,246
January 1, 2020 – December 31, 2020 [Member]
Operating Leases
Total lease payments		330,057
Related Party [Member]
Operating Leases
Total lease payments	11,571	23,029
Less: Imputed interest	(115)	(397)
Present value of lease liabilities	11,456	22,632
Current portion	11,456	(22,632)
Non-current portion
Finance Leases
Total lease payments
Less: Imputed interest
Present value of lease liabilities
Current portion
Non-current portion
Related Party [Member] | April 1, 2020 – March 31, 2021 [Member]
Finance Leases
Total lease payments
Related Party [Member] | April 1, 2021 – March 31, 2022 [Member]
Finance Leases
Total lease payments
Related Party [Member] | April 1, 2022 – March 31, 2023 [Member]
Finance Leases
Total lease payments
Related Party [Member] | April 1, 2023 – March 31, 2024 [Member]
Finance Leases
Total lease payments
Related Party [Member] | April 1, 2024 – March 31, 2025 [Member]
Finance Leases
Total lease payments
Related Party [Member] | April 1, 2020 – March 31, 2021 [Member]
Operating Leases
Total lease payments	11,571
Related Party [Member] | January 1, 2020 – December 31, 2020 [Member]
Finance Leases
Total lease payments
Related Party [Member] | January 1, 2021 – December 31, 2021 [Member]
Finance Leases
Total lease payments
Related Party [Member] | January 1, 2022 – December 31, 2022 [Member]
Finance Leases
Total lease payments
Related Party [Member] | January 1, 2023 – December 31, 2023 [Member]
Finance Leases
Total lease payments
Related Party [Member] | January 1, 2024 – December 31, 2024 [Member]
Finance Leases
Total lease payments
Related Party [Member] | January 1, 2020 – December 31, 2020 [Member]
Operating Leases
Total lease payments		23,029
Others [Member]
Operating Leases
Total lease payments	248,640	307,028
Less: Imputed interest	(3,928)	(7,230)
Present value of lease liabilities	244,712	299,798
Current portion	244,712	(299,798)
Non-current portion
Finance Leases
Total lease payments	57,160	60,778
Less: Imputed interest	(5,055)	(5,630)
Present value of lease liabilities	52,105	55,148
Current portion	(9,932)	(9,949)
Non-current portion	42,173	45,199
Others [Member] | April 1, 2020 – March 31, 2021 [Member]
Finance Leases
Total lease payments	11,750
Others [Member] | April 1, 2021 – March 31, 2022 [Member]
Finance Leases
Total lease payments	11,750
Others [Member] | April 1, 2022 – March 31, 2023 [Member]
Finance Leases
Total lease payments	11,750
Others [Member] | April 1, 2023 – March 31, 2024 [Member]
Finance Leases
Total lease payments	11,750
Others [Member] | April 1, 2024 – March 31, 2025 [Member]
Finance Leases
Total lease payments	10,160
Others [Member] | April 1, 2020 – March 31, 2021 [Member]
Operating Leases
Total lease payments	$ 248,640
Others [Member] | January 1, 2020 – December 31, 2020 [Member]
Finance Leases
Total lease payments		11,883
Others [Member] | January 1, 2021 – December 31, 2021 [Member]
Finance Leases
Total lease payments		11,883
Others [Member] | January 1, 2022 – December 31, 2022 [Member]
Finance Leases
Total lease payments		11,883
Others [Member] | January 1, 2023 – December 31, 2023 [Member]
Finance Leases
Total lease payments		11,883
Others [Member] | January 1, 2024 – December 31, 2024 [Member]
Finance Leases
Total lease payments		13,246
Others [Member] | January 1, 2020 – December 31, 2020 [Member]
Operating Leases
Total lease payments		$ 307,028